Stock-Based Compensation (Details) - LTIP - Class A Common Stock shares in Millions	6 Months Ended
Jul. 02, 2022 shares
Stock-Based Compensation
Shares available for future grant	2.3
Automatic annual increase as a percentage of shares outstanding	2.00%
Shares reserved percentage	15.00%